RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

Allocation of General Corporate Expenses

BitNile provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under BitNile. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of BitNile. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. BitNile allocated $90,000 and $240,000 of costs for the three and nine months ended September 30, 2022, respectively. BitNile allocated $83,000 and $248,000 of costs for the three and nine months ended September 30, 2021, respectively. These costs were treated as additional paid-in capital.

Contributions From Parent

The Company previously received funding from BitNile to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $0.6 million and $2.8 million for the three and nine months ended September 30, 2022, respectively. The Company received $1.1 million and $2.9 million from BitNile for the three and nine months ended September 30, 2021, respectively. These amounts are reflected in additional paid-in capital.

Sales to Related Party

The Company recognized $0 and $2,000 in revenue for the three and nine months ended September 30, 2022, respectively, and $0 in the three and nine months ended September 30, 2021.

T U R N O N G R E E N I N C [Member]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

Allocation of General Corporate Expenses

BitNile provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under BitNile. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of BitNile. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. BitNile allocated $330,000 and $490,000 of costs for the years ended December 31, 2021 and 2020, respectively. These costs were treated as a Net Investment by Parent (see Note 3).

Net Transfers From our parent

The Company received funding from BitNile to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $4.2 million and $0.6 million from BitNile for the years ended December 31, 2021 and 2020, respectively. Such amounts are reflected in the Net Parent Investment (see Note 3).

Sales to related party

The Company recognized $23,000 and $18,000 in revenue in the years ended December 31, 2021 and 2020, respectively, from arm’s length sales to another subsidiary of BitNile.